LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Years Ended December 31,
	2021	2022	2023
Net loss attributable to ordinary shareholders	(669,810)	(416,878)	(392,693)
Weighted average number of ordinary shares-basic and diluted	165,866,901	166,634,121	168,609,128
Net loss per ordinary share-basic and diluted	(4.04)	(2.50)	(2.33)

Summary of share options and restricted share units outstanding excluded from calculation of diluted loss per share

	As of December 31,
	2021	2022	2023
Share options and nonvested restricted share units	8,312,535	7,223,033	6,136,483